Organization (Details Narrative 1) - USD ($)			11 Months Ended	12 Months Ended
	Apr. 14, 2016	Mar. 10, 2016	Mar. 31, 2015	Mar. 31, 2016
Value of shares issued for legal fees			$ 362	$ 538,599
Private placement offering (the "March 2016 Offering") [Member]
Number of common shares sold		494,125
Purchase price (in dollars per share)		$ 1.60
Gross proceeds from offering		$ 790,600
Private Placement Offering (the "April 2016 Offering") [Member]
Legal expenses				$ 17,500
Number of shares issued for legal fees				7,500
Value of shares issued for legal fees				$ 4,690
Private Placement Offering (the "April 2016 Offering") [Member] | Subsequent Event [Member]
Number of common shares sold	1,741,185
Purchase price (in dollars per share)	$ 1.60
Gross proceeds from offering	$ 2,785,896
Percent of cash commission from gross proceeds	8.00%
Private Placement Offering (the "April 2016 Offering") [Member] | Subsequent Event [Member] | Placement Agents [Member]
Aggregate commission	$ 196,752
Private Placement Offering (the "April 2016 Offering") [Member] | Subsequent Event [Member] | 2016 Placement Agent Warrants [Member] | Placement Agents [Member]
Percent of shares received of common shares sold	10.00%
Warrant term	5 years
Exercise price	$ 1.60
Number of common shares purchased	153,713